Share-based compensation (Details Narrative)	1 Months Ended				6 Months Ended			12 Months Ended
	Jul. 31, 2025 shares	Jun. 30, 2025 $ / shares shares	Jul. 31, 2024 shares	Apr. 30, 2024 shares	Jun. 30, 2025 EUR (€) € / shares shares	Dec. 31, 2024 € / shares shares	Jun. 30, 2024 EUR (€) shares	Dec. 31, 2024 € / shares shares	Jun. 30, 2025 EUR (€) € / shares shares	Jan. 01, 2024 shares	Dec. 31, 2023 shares
Share based payment award options outstanding number						970,308		970,308	1,465,815	586,923	586,923
Stock options, granted remaining amount						858,678		858,678	448,831	1,234,772
Share-based compensation arrangement by share-based payment award, shares issued in period		23,007		147,783
Expected term		10 years		2 years
Share-based compensation arrangement by share-based payment award, options, forfeitures and expirations in period						56,482		204,265
Stock options, granted					1,670,080
Exercise price per share | $ / shares		$ 4.36
Fair value of the stock options grant | €					€ 352,364		€ 232,768
Unrecognized expense | €							747,043		€ 2,652,303
Share-based payment arrangement, expense | €					352,364		232,768
Share-based compensation | €					424,360		€ 232,768
Share-based compensation expense | €					€ 71,995
Exercise price | € / shares					€ 3.83			€ 2.87
Options granted					495,507		0	587,650
Weighted average number of shares outstanding, basic					18,767,859		18,256,622
Weighted average number of shares outstanding, diluted					18,767,859		18,256,622
Ordinary shares, par value | € / shares						€ 0		€ 0	€ 0
Officers and Employee [Member]
Shares purchased for award	495,507		587,650
Share-based compensation arrangement by share-based payment award, terms of award	For the Chairman and CEO, the NSOs vest monthly over three (3) years and have a 10-year term. For the other two directors of the Company, the NSOs vest monthly over one (1) year, also with a 10-year term. The NSOs granted to officers and employees also have a 10-year term and vest monthly over three (3) years, except for employees with less than one (1) year of service, whose options include a one-year cliff vesting from the date of hire, followed by monthly vesting thereafter.		The directors’ NSOs vest immediately with a 10-year term. The officer and employee NSOs have a 10-year term and vest monthly over a three (3) year period, except that employees with less than one year of service have a one-year cliff vesting from the date of hire, and then monthly vesting thereafter. All options have an exercise price utilizing the stock price at the date of grant of $3.083 per share.